[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

October 22, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Equity Trust
      Securities Act of 1933 Registration No. 33-4296
      Investment Company Act of 1940 File No. 811-4624
      CIK 0000790941

Ladies and Gentlemen:

On behalf of State Street Research Equity Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses dated November 1, 1998, as supplemented January 1, 1999 and further supplemented May 26, 1999. The prospectuses were filed electronically on November 5, 1998 (EDGAR accession number 0000950146-98-001858) and the supplements were filed electronically on December 31, 1998 (EDGAR accession number 0000950146-98-002181) and on May 26, 1999 (EDGAR accession number
0000950146-99-001207):

Fund                    Language
----                    --------
State Street Research   Chinese
  Alpha Fund

State Street Research   Spanish
  Alpha Fund

State Street Research   Spanish
  Athletes Fund

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Alpha Fund and State Street Research Athletes Fund prospectuses referenced above are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
EQUITY TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company